Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of results from financial transactions [Abstract]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 232	€ (42)	€ (35)
Realized gains and (losses) on financial investments	431	327	349
Gains and (losses) on investments in real estate	193	70	145
Net fair value change of derivatives	(1,159)	239	123
Net fair value change on for account of policyholder financial assets at fair value through profit or loss	20,524	15,121	(110)
Net fair value change on investments in real estate for account of policyholders	38	(26)	67
Net foreign currency gains and (losses)	(20)	41	(29)
Net fair value change on borrowings and other financial liabilities	10	21	9
Realized gains and (losses) on repurchased debt	1	1	2
Total	€ 20,250	€ 15,753	€ 521